Changes in non-cash working capital	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
17. Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	2015	2014	2013
Accounts receivable	$(561,470)	$46,949	$176,429
Work-in-progress	(404,840)	299,842	676,621
Prepaid expenses and deposits	78,247	(180,188)	(17,807)
Accounts payable and accrued liabilities	381,157	(156,729)	(684,369)
Income taxes payable	1,253,126	-	-
Deferred revenue	706,722	(2,781,101)	2,463,998
	1,452,942	(2,771,227)	2,614,872

Portion attributable to:
Operating activities	1,392,755	(2,771,227)	2,614,872
Financing activities	-	-	-
Investing activities	60,187	-	-
	1,452,942	(2,771,227)	2,614,872